Accounts Receivable, Net (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Distributor One [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable, percentage	37.00%	30.30%
Distributor Two [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable, percentage	23.20%	24.80%
Distributor Three [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable, percentage	12.30%	12.10%
Distributor Four [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable, percentage	10.00%